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                           Deutsche Asset Management

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                                  Mutual Fund
                                 Annual Report
                                December 31, 2001
                                   Investment

NY Tax Free Money Fund
Tax Free Money Fund

                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Investment Funds
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3

              INVESTMENT FUNDS

                 Schedules of Investments .................................  7
                 Statements of Assets and Liabilities ..................... 16
                 Statements of Operations ................................. 17
                 Statements of Changes in Net Assets ...................... 18
                 Financial Highlights ..................................... 19
                 Notes to Financial Statements ............................ 21
                 Report of Independent Accountants ........................ 23
                 Tax Information .......................................... 23

              FUND TRUSTEES AND OFFICERS .................................. 24

               -------------------------------------------------
The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Deutsche Bank AG. Each Fund is subject to investment risks, including possible loss of principal amount invested.
               -------------------------------------------------

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                                        2

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for NY Tax Free Money Fund and Tax Free Money Fund (the 'Funds'), providing a detailed review of the markets, the Funds, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Funds' holdings.

MARKET ACTIVITY
THE FEDERAL RESERVE BOARD EASED INTEREST RATES ELEVEN TIMES OVER THE COURSE OF THE YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.
o These interest rate cuts, totaling 4.75%, caused the yield curve to steepen sharply.
o This campaign of easing monetary policy, particularly in the year's second half, was the most concentrated effort to rejuvenate the economy in the central bank's history.
o In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US and slower economic growth abroad.

THE MONEY MARKETS WERE PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.
o Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.
o The tragic events of September 11 only heightened the degree of economic uncertainty.
o The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks. The near-term goal of the Federal Reserve Board flooding the financial markets with liquidity was to stabilize consumer and business confidence.

AS THE US ECONOMIC SLOWDOWN ACCELERATED AND THE EQUITY MARKETS CONTINUED TO SLIDE FOR MUCH OF THE YEAR, MANY CORPORATIONS EXPERIENCED A DETERIORATION OF CREDIT QUALITY THAT ALSO HAD AN IMPACT ON THE MONEY MARKETS.
o A number of companies saw their debt either downgraded or put 'on watch' for possible downgrades by rating agencies.
o The purchase of high-quality issues with little risk of downgrade became both more challenging and more important for money market fund managers.

TWO NOTABLE EVENTS CAPTURED THE MONEY MARKETS' ATTENTION TOWARD THE END OF THE YEAR.
o The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the money markets remain unclear, as the company was a major player with great exposure in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.
o Finally, turmoil in Argentina led to a default on its debt, devaluation of its currency and a succession of five presidents in a two-week period at the end of December. The fallout from this debacle was felt throughout the emerging markets, supporting a flight-to-quality toward the US money markets.

TO A LESS DRAMATIC DEGREE, THE MUNICIPAL MARKETS FOLLOWED A SIMILAR TREND AS THEIR TAXABLE COUNTERPARTS, WITH YIELDS DECLINING AS ECONOMIC GROWTH SLOWED AND THE FEDERAL RESERVE BOARD MAINTAINED AN AGGRESSIVE EASING MODE. MUNICIPAL MARKET CREDIT QUALITY REMAINED FAIRLY SOLID.
o Municipal credit quality remained solid across most tax-exempt sectors during 2001, even as the pace of US economic growth slowed. Most municipalities have benefited from the strong growth of the past few years, allowing them to reduce debt and build reserves, providing a degree of financial flexibility. Nonetheless, in the second half of the year, the municipal market experienced several rating downgrades. Among these were the State of California and the State of Tennessee.
o Among the states that issued new paper in 2001 were California ($5.7 billion) and Texas ($4 billion). Other municipal borrowers issued larger deals and some came back to the market after several years of surplus had temporarily reduced the need for borrowing.
o The increased issuance of short-term notes did not result in significant upward pressure on one-year rates however, as this rise in supply was offset by both an increase in demand and the Federal Reserve Board's changes in monetary policy.

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                                        3

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o Largely reflecting equity market volatility and the perceived safe haven of money market securities, both taxable and tax-exempt money market assets increased over the year.
o The yield on one-year municipal notes declined by 2.2%, from 4.00% on December 31, 2000 to 1.78% on December 31, 2001.

INVESTMENT REVIEW

                                                                                                Annualized 7 Day
   Periods Ended                                            Annualized 7 Day  Annualized 7 Day Effective Taxable
   December 31, 2001                                         Current Yield 2 Effective Yield 2  Equivalent Yield
  NY Tax Free Money Fund Investment 1,3                                0.98%             0.98%             1.61%
----------------------------------------------------------------------------------------------------------------
  iMoneyNet--State Specific Retail Money Funds Average 4               1.11%             1.12%             n/a
----------------------------------------------------------------------------------------------------------------
  Tax Free Money Fund Investment 1,3                                   0.99%             0.99%             1.77%
----------------------------------------------------------------------------------------------------------------
  iMoneyNet--National Retail Tax Free Money Funds Average 4            1.21%             1.22%             n/a
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate. The yields quoted more closely reflect the Funds' current earnings than the total return quotations below. 'Current yield' refers to the income generated by an investment in the Funds over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. The 'taxable equivalent yield' demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax free yield.
     An investment in each Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
2 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the 7-day current and effective yields would have been 0.93% and 0.93%, respectively for NY Tax Free Money Fund Investment, and 0.95% and 0.95%, respectively for Tax Free Money Fund Investment.
3 For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes. Taxable equivalent yield reflects the 2001 maximum 39.6% regular federal tax bracket and, for NY Tax Free Money Fund Investment, a combined regular federal, state and city tax bracket of 45.94%.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

                                           CUMULATIVE  TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended          1 Year   3 Years 5 Years 10 Years    Since  1 Year  3 Years  5 Years  10 Years    Since
   December 31, 2001                                     Inception 2                                  Inception 2

 NY Tax Free Money Fund
   Investment 1,3            1.89%   7.71%   13.74%   28.01%  49.44%    1.89%    2.51%    2.61%    2.50%   3.08%
------------------------------------------------------------------------------------------------------------------
 iMoneyNet--State
   Specific Retail Money
   Funds Average 4           2.10%   8.29%   14.77%   30.32%  52.40%    2.10%    2.69%    2.79%    2.68%   3.23%
------------------------------------------------------------------------------------------------------------------
 Tax Free Money Fund
   Investment 1,3            2.08%   8.17%   14.41%   30.22%  61.87%    2.08%    2.65%    2.73%    2.68%   3.36%
------------------------------------------------------------------------------------------------------------------
 iMoneyNet--National
   Retail Tax Free Money
   Funds Average 4           2.25%   8.80%   15.54%   31.80%  64.14%    2.25%    2.85%    2.93%    2.80%   3.47%
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Total returns will fluctuate. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of each Fund's fees and expenses had not been waived.
2    The Funds' inception dates are: NY Tax Free Money Fund Investment:
     September 27, 1988; Tax Free Money Fund Investment: June 10, 1987. Benchmark returns are for the periods beginning September 30, 1988 for the iMoneyNet--State Specific Retail Money Funds Average and June 30, 1987 for the iMoneyNet--National Retail Tax Free Money Funds Average.
3 For certain investors, a portion of the Funds income may be subject to the federal alternative minimum tax. Distribution of the Funds' income may be subject to state and local taxes.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

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                                        4

Investment Funds
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LETTER TO SHAREHOLDERS

NY TAX FREE MONEY FUND INVESTMENT
Over the course of the year, we lengthened the Fund's weighted average maturity from 37 days to 44 days, keeping the Fund within a neutral to longer-than-benchmark range. We adjusted the Fund's weighted average maturity to prepare for seasonal events, such as tax time in April and the January and July reinvestment periods. Redemptions from tax-exempt money markets during the 2001 tax season totaled approximately 6%. In large part because of the Federal Reserve Board's constant downward pressure on interest rates, these par for the course redemptions from tax payments in 2001 caused only a brief increase in yields.


 SECTOR ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

G.O.         Floating     Floating Rate   Commercial  Revenue  Bond Anticipation
Bonds        Rate Notes   Demand Notes    Paper       Bonds    Notes
7%           2%           53%             20%         10%      8%



TAX FREE MONEY FUND INVESTMENT
As with NY Tax Free Money Fund, we also kept this Fund's weighted average maturity in the neutral to longer-than-benchmark range. The Fund's weighted average maturity started the year at 35 days and ended the year at 47 days. July is a period of usually large inflows in tax-exempt money funds typically resulting in declines in yields across the entire spectrum of the short-term tax-exempt yield curve. However, this year, as yields on floating rate notes declined, the one-year index actually rose, presenting us with a buying opportunity.


 SECTOR ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Revenue   Floating     Floating Rate  Bond Anticipation   Commercial  G.O.    Tax Revenue
Bonds     Rate Notes   Demand Notes   Notes               Paper       Bonds   Anticipation Notes
6%        1%           56%            4%                  19%         9%      5%

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                                        5

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK

We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts, and durable goods (example: transportation). We believe we may be nearing the end of the Federal Reserve Board's easing cycle and at the start of the recovery stage in the US economy. The Federal Reserve Board may, however, lower interest rates further, as it appears to prefer to do a little extra than not enough. In addition, we believe that Federal Reserve Board Chairman Greenspan will likely be forced to keep interest rates low and steady for a long period of time to prevent any chance of a double-dip recession.

As the fourth quarter came to an end, there were intermittent signs of economic recovery. Consumer confidence and home sales rebounded strongly, and manufacturing indexes appear to have leveled out. Market attention has now shifted to identifying whether interest rates have bottomed out.

In light of this uncertainty, we will look to maintain the Funds' weighted average maturity in a longer-than-benchmark position. Given the Federal Reserve Board's bias toward lower short-term interest rates for the near term and a potential economic recovery and higher short-term rates in the second half of 2002, we will also look to make selective purchases in the six- to ten-month range. We also intend to continue to adjust these Funds' weighted average maturities in anticipation of seasonal factors. For example, we expect to shorten the weighted average maturity late in the first quarter to prepare for the redemptions that typically occur as investors prepare to make tax payments.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

/s/ STEVEN H. BOYD
    --------------
    Steven H. Boyd

PORTFOLIO MANAGER OF TAX FREE MONEY FUND
AND NY TAX FREE MONEY FUND
December 31, 2001

--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
               NEW YORK--99.29%
  $2,875,000   Great Neck Water, New York, Water Authority, Water System Revenue,
                 Series A, (FGIC Insured), (SPA: FGIC-SPI), Floating Rate Weekly
                 Demand Note,1 1.50%, 1/1/20 ........................................................ $ 2,875,000

   2,000,000   Long Island Power Authority, New York, Commercial Paper, 1.35%, 4/4/02 ...............   2,000,000

   2,100,000   Long Island Power Authority, New York, Electric System Revenue,
                 Sub-Series 1A, (LOC: Bayerische Hypo); Floating Rate Weekly
                 Demand Note,1 1.60%, 5/1/33 ........................................................   2,100,000

     700,000   Long Island Power Authority, New York, Electric System Revenue,
                 Sub-Series 1B, (LOC: State Street B&T Co.40%, Dexia Credit Local 60%),
                 Floating Rate Daily Demand Note,1 1.80%, 5/1/33 ....................................     700,000

     225,000   Municipal Assistance Corp. for New York City, New York, Series G,
                 Revenue Bond, 5.00%, 7/1/02 ........................................................     228,084

     100,000   Municipal Assistance Corp. for New York City, New York, Series M,
                 Revenue Bond, 5.00%, 7/1/02 ........................................................     101,339

   3,250,000   Nassau County, New York, Industrial Development Agency, Civic Facility Revenue,
                 Cold Springs Harbor, (SPA: Morgan Guaranty Trust),
                 Floating Rate Daily Demand Note,1 1.80%, 1/1/34 ....................................   3,250,000

               Nassau County, New York, Interim Finance Authority, Series A-1,
                 Bond Anticipation Note:
   1,000,000     3.75%, 3/14/02 .....................................................................   1,002,166
   2,505,000     3.75%, 4/11/02 .....................................................................   2,513,411

     400,000   Nassau County, New York, Interim Finance Authority, Series B-2,
                 Bond Anticipation Note, 2.50%, 5/2/02 ..............................................     401,525

   3,000,000   New York City, New York, Cultural Resource Revenue, Museum of Broadcasting,
                 (LOC: KBC Bank N.V.), Floating Rate Weekly Demand Note,1 1.50%, 5/1/14 .............   3,000,000

   2,600,000   New York City, New York, Health & Hospital Corp. Revenue,
                 Health System, Series D, (LOC: Bank of Nova Scotia), Floating
                 Rate Weekly Demand Note,1 1.45%, 2/15/26 ...........................................   2,600,000

   3,500,000   New York City, New York, Housing Development Corp, Multifamily Rent
                 Housing Revenue, Carnegie Park, Series A, (FNMA Guaranteed),
                 Variable Weekly Rate, Revenue Bond,1 1.45%, 11/15/19 ...............................   3,500,000

   2,000,000   New York City, New York, Housing Development Corp, Multifamily Rent
                 Housing Revenue, Parkgate Development, Series A, (FNMA Guaranteed),
                 Variable Weekly Rate Weekly, Revenue Bond,1 1.45%, 10/15/28 ........................   2,000,000

   1,300,000   New York City, New York, Housing Development Corp. Mortgage Revenue,
                 Columbus Apartments, Series A, (FNMA Insured), Floating Rate
                 Weekly Demand Note,1 1.45%, 3/15/25 ................................................   1,300,000

   4,000,000   New York City, New York, Housing Development Corp., Multifamily
                 Rent Housing Revenue, Series A, (FNMA Insured), Floating Rate
                 Weekly Demand Note,1 1.45%, 11/15/19 ...............................................   4,000,000

               New York City, New York, Metropolitan Transit Authority,
                 Commercial Paper, (LOC: ABN Amro):
   2,000,000     1.40%, 3/7/02 ......................................................................   2,000,000
   1,000,000     1.35%, 3/25/02 .....................................................................   1,000,000

   1,000,000   New York City, New York, Metropolitan Transit Authority, Series B,
                 Commercial Paper, (LOC: ABN Amro), 1.40%, 3/7/02 ...................................   1,000,000

     200,000   New York City, New York, Municipal Water Authority, Water & Sewer
                 Revenue, Series F-1, (SPA: Dexia Credit Local), Floating Rate Daily
                 Demand Note,1 1.95%, 6/15/33 .......................................................     200,000

   1,700,000   New York City, New York, Series A, Revenue Anticipation Note, 3.00%, 4/12/02 .........   1,707,648

     500,000   New York City, New York, Series B, G.O., (FGIC Insured), (SPA: FGIC-SPI),
                 Floating Rate Daily Demand Note,1 1.80%, 10/1/21 ...................................     500,000

   3,515,000   New York City, New York, Subseries A-5, G.O., (LOC: KBC Bank N.V.),
                 Floating Rate Daily Demand Note,1 1.90%, 8/1/15 ....................................   3,515,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
  $2,300,000   New York City, New York, Transitional Finance Authority Revenue,
                 Series A-2, Floating Rate Note,1 1.50%, 11/15/27 ................................... $ 2,300,000

   2,000,000   New York City, New York, Transitional Finance Authority Revenue,
                 Series 3, Bond Anticipation Note, 2.75%, 11/13/02 ..................................   2,015,800

      45,000   New York City, New York, Transitional Finance Authority Revenue,
                 Series A, (SPA: Bank One N.A.), Floating Rate Weekly Demand Note,1
                 1.50%, 2/15/30 .....................................................................      45,000

     950,000   New York City, New York, Transitional Finance Authority Revenue,
                 Series A-1, (SPA: Societe Generale), Floating Rate Weekly Demand Note,1
                 1.50%, 11/15/22 ....................................................................     950,000

   1,800,000   New York City, New York, Water Authority, (LOC: Westdeutsche Landesbank)
                 Commercial Paper, 2.05%, 1/10/02 ...................................................   1,800,000

   5,000,000   New York City, New York, Water Authority, Series 3, (LOC: Commerz Bank (45.40%),
                 Toronto Dominion (36.40%), Bank of Nova Scotia (18.20%))
                 Commercial Paper, 1.50%, 1/11/02 ...................................................   5,000,000

   3,910,000   New York State Dormitory Authority Revenue, Cornell University, Series B,
                 (SPA: Toronto Dominion Bank)  Floating Rate Weekly Demand Note,1
                 1.50%, 7/1/30 ......................................................................   3,910,000

   2,800,000   New York State Dormitory Authority Revenue, Sloan, Series B,
                 (LOC: The Chase Manhattan Bank), Floating Rate Daily Demand Note,1
                 1.90%, 7/1/19 ......................................................................   2,800,000

   1,380,000   New York State Dormitory Authority, New York Public Library, Series A,
                 (MBIA, First Union SPBA) Variable Rate Weekly Demand Note,1 1.45%, 7/1/28 ..........   1,380,000

     300,000   New York State Energy Research & Development Authority, Pollution Control Revenue,
                 New York State Electric & Gas, (LOC: Bank One Illinois N.A.),
                 Variable Daily Rate, Revenue Bond,1 1.80%, 10/1/29 .................................     300,000

   1,094,000   New York State Housing Finance Agency Revenue, Hospital SPL Surgery Staff--A,
                 (LOC: Chase Manhattan Bank), Floating Rate Weekly Demand Note,1 1.30%, 11/1/10 .....   1,094,000

   3,190,000   New York State Housing Finance Agency Revenue, Normandie City I Project,
                 (LOC: Landesbank Hessen), Floating Rate Weekly Demand Note,1 1.50%, 5/15/15 ........   3,190,000

   1,000,000   New York State Housing Finance Agency Revenue, Service Contract
                 Obligation Revenue, Series A, (LOC: Commerzbank A.G.), Floating Rate
                 Weekly Demand Note,1 1.45%, 3/15/28 ................................................   1,000,000

   3,000,000   New York State Housing Finance Agency Revenue, Service Contract
                 Obligation Revenue, Series A, (LOC: Commerzbank A.G.), Weekly Variable Rate,
                 Revenue Bond,1 1.45%, 3/15/27 ......................................................   3,000,000

   3,000,000   New York State Local Government Assistance Corp., Series B,
                 (LOC: Bayerische Landesbank 50%, Westdeutsche Landesbank 50%),
                 Variable Rate Weekly Demand Note,1 1.40%, 4/1/23 ...................................   3,000,000

   1,200,000   New York State, Commercial Paper, 1.80%, 1/11/02 .....................................   1,200,000

               New York State, NYS Thruway General Revenue Commercial Paper,
                 (SPA: Landesbank Hessen):
   2,000,000     1.30%, 2/6/02 ......................................................................   2,000,000
   2,000,000     1.35%, 2/7/02 ......................................................................   2,000,000

   1,785,000   New York State, Dormitory Authority Revenue, Services Contract,
                 Series A, Revenue Bond, 4.50%, 4/1/02 ..............................................   1,792,980

     450,000   New York State, Dormitory Authority Revenue, Sloan, Series A,
                 (LOC: Morgan Guaranty Trust) Floating Rate Daily Demand Note,1 1.90%, 7/1/19 .......     450,000

   1,000,000   New York State, Dormitory Authority Revenue, State University
                 Educational Facility, Series A, Revenue Bond, 6.75%, 5/15/21,
                 Prerefunded 5/15/02 @ 102 ..........................................................   1,033,237

     300,000   New York State, Dormitory Authority Revenue, University of Rochester,
                 Series A, (MBIA Insured), Revenue Bond, 5.00%, 7/1/02 ..............................     303,941

See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
  $4,150,000   New York State, Energy Research & Development Authority, Pollution Control Revenue,
                 Niagara Mohawk Corp., Project A, (LOC: Toronto Dominion Bank),
                 Floating Rate Daily Demand Note,1 1.80%, 3/1/27 .................................... $ 4,150,000

   3,000,000   New York State, Environmental Facilities Corp., Commercial Paper, 1.30%, 2/6/02 ......   3,000,000

   1,500,000   New York State, Housing Finance Agency Revenue, Service Contract
                 Obligation Revenue, Series A, (LOC: Commerzbank A.G.),
                 Revenue Bond,1 7.375%, 9/15/21 .....................................................   1,547,059

     900,000   New York State, Local Assistance Corp., Series A, (LOC: Bayerische Landesbank 50%,
                 Westdeutsche Landesbank 50%), Floating Rate Weekly Demand Note,1 1.45%, 4/1/22 .....     900,000

   1,000,000   New York State, Local Government Assistance Corp., Series A,
                 Revenue Bond, Prerefunded 4/1/02, 6.875%, 4/1/19 ...................................   1,029,966

   1,300,000   New York State, Local Government Assistance Corp., Series G,
                 (LOC: Bank of Nova Scotia), Floating Rate Weekly Demand Note, 1.40%, 4/1/25 ........   1,300,000

     300,000   New York State, Thruway Authority, Highway & Bridge, Series A,
                 (FGIC Insured), Revenue Bond, 5.25%, 4/1/02 ........................................     301,813

   1,000,000   New York State, Thruway Authority, Highway & Bridge, Series B,
                 (FGIC Insured), Revenue Bond, 5.375%, 4/1/02 .......................................   1,005,818

   1,000,000   New York State, Thruway Authority, Highway & Bridge, Series B,
                 (MBIA Insured), Revenue Bond, 6.00%, 4/1/02 ........................................   1,007,983

   1,000,000   New York State, Triborough Bridge & Tunnel Authority, Series A,
                 Floating Rate Weekly Demand Note,1 (FSA Insured) 1.50%, 1/1/31 .....................   1,000,000

     405,000   New York State, Triborough Bridge & Tunnel Authority, (FGIC Insured),
                 Revenue Bond, 5.80%, 1/1/02 ........................................................     405,017

   4,000,000   New York State, Triborough Bridge & Tunnel Authority, Series A-1,
                 Bond Anticipation Note, 5.00%, 1/17/02 .............................................   4,003,490

   2,170,000   New York State, Urban Development Corp. Revenue, Series A,
                 Revenue Bond, 4.00%, 4/1/02 ........................................................   2,177,070

   1,000,000   Onondaga County, New York, Series A, G.O., 5.00%, 5/15/02 ............................   1,007,579

   1,000,000   Sachem, New York, Sachem CSD at Holbrook, G.O.,
                 Tax Anticipation Note, 3.50%, 6/27/02 ..............................................   1,004,017

   3,000,000   Suffolk County, New York, Series B, (FGIC Insured), G.O., 4.00%, 12/1/02 .............   3,058,709
                                                                                                      -----------
Total New York (Amortized Cost $108,957,652) ........................................................ 108,957,652
                                                                                                      -----------
Total Investments (Amortized Cost $108,957,652)2 .........................................  99.29%   $108,957,652

Other Assets in Excess of Liabilities ....................................................   0.71         781,255
                                                                                           ------    ------------
Net Assets ............................................................................... 100.00%   $109,738,907
                                                                                           ======    ============


--------------------------------------------------------------------------------
1 Security payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or other interest rates.
2    Also aggregate cost for federal tax purposes.

The following abbreviations are used in the portfolio description:
FGIC --Financial Guaranty Insurance Company
FNMA --Federal National Mortgage Association
FSA  --FinancialSecurity Assurance
GO   --General Obligation
LOC  --Letter of Credit
MBIA --Municipal Bond Investors Assurance
SPA  --Standby Purchase Agreement

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
               COLORADO--2.18%
               Colorado Housing Finance Authority, (FNMA Guaranteed),
                 Floating Rate Weekly Demand Note:1
  $2,760,000     1.60%, 10/15/16 .................................................................... $ 2,760,000
     805,000   Colorado, Housing Finance Authority, Multifamily-Hunters-E, (FNMA Guaranteed),
                 Variable Weekly Rate, Revenue Bond,1 1.60%, 10/15/16 ...............................     805,000
                                                                                                      -----------
                                                                                                        3,565,000
                                                                                                      -----------
               FLORIDA--1.19%
   1,350,000   Florida State, Board of Education Outlay, G.O., Series A, 5.25%, 1/1/02 ..............   1,350,042

     500,000   Jacksonville, Florida, Electric Authority Revenue, Electric System,
                 Sub-Series B, (SPA: Bank of America N.A.), Floating Rate Daily
                 Demand Note,1 1.80%, 10/1/30 .......................................................     500,000

     100,000   Jacksonville, Florida, Electric Authority Revenue, Electric System,
                 Sub-Series C, (SPA: Dexia Credit Local), Floating Rate Daily
                 Demand Note,1 1.80%, 10/1/30 .......................................................     100,000
                                                                                                      -----------
                                                                                                        1,950,042
                                                                                                      -----------
               GEORGIA--11.91%
   2,000,000   Burke County, Georgia, Commercial Paper, (AMBAC Insured),
                 (SPA: Rabobank), 1.45%, 2/12/02 ....................................................   2,000,000

   1,600,000   Burke County, Georgia, Development Authority Pollution Control Revenue,
                 Oglethorpe Power Corp., Series A, (AMBAC Insured), (SPA: Morgan Guaranty Trust),
                 Floating Rate Daily Demand Note,1 1.90%, 1/2/20 ....................................   1,600,000

   2,000,000   Cobb County, Georgia, Housing Authority Multifamily Housing Revenue,
                 (FNMA Guaranteed), Variable Weekly Rate, Revenue Bond,1 1.65%, 6/1/25 ..............   2,000,000

   1,000,000   Macon-Bibb County, Georgia, Hospital Authority Revenue, Medical Center Control,
                 (LOC: Sun Trust Banks, Inc.) Floating Rate Weekly Demand Note,1 1.65%, 12/1/18 .....   1,000,000

   3,800,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue, Series B,
                 (LOC: Bayerische Landesbank 50%, Westdeutsche Landesbank 50%),
                 Floating Rate Weekly Demand Note,1 1.50%, 7/1/25 ...................................   3,800,000

               Municipal Electric Authority Revenue, Georgia, Commercial Paper:
                 (LOC: Bayerische Landesbank, Wachovia Bank & Trust, Westdeutsche Landesbank)
   2,000,000     1.40%, 1/10/02 .....................................................................   2,000,000
   1,800,000     1.40%, 3/8/02 ......................................................................   1,800,000

   1,250,000   Municipal Electric Authority Revenue, Georgia, Project One, Sub-Series B,
                 (AMBAC Insured) Revenue Bond, 5.25%, 1/1/03 ........................................   1,289,913

   4,000,000   Smyrna, Georgia Housing Authority, Multifamily Housing Revenue,
                 F & M Villages Project, (FNMA Insured),
                 Variable Weekly Rate, Revenue Bond,1 1.65%, 6/1/25 .................................   4,000,000
                                                                                                      -----------
                                                                                                       19,489,913
                                                                                                      -----------
               ILLINOIS--16.14%
   2,000,000   Chicago, Illinois, G.O. (LOC: Westdeutsche Landesbank ), 1.90%, 1/3/03,
                 Put Bond due 10/31/02 ..............................................................   2,000,000

   3,000,000   Illinois, Development Finance Authority Revenue, Evanston Northwestern,
                 Series A, (SPA: Bank One N.A.),
                 Floating Rate Weekly Demand Note,1 1.70%, 5/1/31 ...................................   3,000,000

   4,000,000   Illinois, Development Finance Authority Revenue, Fenwick High School Project,
                 (LOC: Northern Trust Company), Floating Rate Weekly Demand Note,1 1.65%, 3/1/32 ....   4,000,000

   2,720,000   Illinois, Development Finance Authority Revenue, Jewish Federation Projects,
                 (AMBAC Insured), (SPA: Northern Trust Co.), Floating Rate Weekly
                 Demand Note,1 1.60%, 9/1/23 ........................................................  2,720,000



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
  $3,000,000   Illinois, Health Facilities Authority Revenue, Evanston Hospital Corp.,
                 Series B, Commercial Paper,1 1.50%, 8/15/20 ........................................ $ 3,000,000

   3,260,000   Illinois, Health Facilities Authority Revenue, Gottlieb Health Resource Inc.,
                 (LOC: Harris Trust & Savings Bank), Variable Weekly Rate,
                 Revenue Bond,1 1.65%, 11/15/25 .....................................................   3,260,000

   1,700,000   Illinois, Health Facility Authority Revenue, Gottlieb Health Resource Inc.,
                 (LOC: Harris Trust & Savings Bank),
                 Floating Rate Weekly Demand Note,1 1.65%, 11/15/24 .................................   1,700,000

   2,000,000   Illinois, Housing Development Authority, Multi Family Revenue,
                 Lakeshore Plaza, Series A, (MBIA Insured), (SPA: Bank One N.A.),
                 Floating Rate Weekly Demand Note,1 1.60%, 7/1/27 ...................................   2,000,000

   1,800,000   Illinois, Health Facilities Authority Revenue, Ressurection Health Care,
                 Series A, (FSA Insured), (SPA: Bank One N.A.), Floating Rate Daily
                 Demand Note,1 1.90%, 5/15/29 .......................................................   1,800,000

     235,000   Kane County, Illinois, (FGIC Insured), G.O., 3.25%, 1/1/02 ...........................     235,003

   2,700,000   Schaumburg, Illinois, (SPA: Northern Trust Co.),
                 Floating Rate Weekly Demand Note,1 1.60%, 12/1/13 ..................................   2,700,000

                                                                                                      -----------
                                                                                                       26,415,003
                                                                                                      -----------
               IOWA--1.84%
   3,000,000   Iowa State, Tax & Revenue Anticipation Note, 3.00%, 6/27/02 ..........................   3,016,606
                                                                                                      -----------
               KANSAS--3.06%
   5,000,000   Kansas State, Department Transitional Highway Revenue, Series C-2,
                 Revenue Bond,1 1.65%, 9/1/20 .......................................................   5,000,000
                                                                                                      -----------

               MARYLAND--3.37%
   1,400,000   Howard County, Maryland, Multi-Family Revenue, Avalon Collateral Inc.,
                 Meadows Project, (FNMA Insured), Floating Rate Weekly
                 Demand Note,1 1.50%, 6/15/26 .......................................................   1,400,000

   1,000,000   Maryland State Department of Transportation, Revenue Bond, 5.00%, 9/1/02 .............   1,020,543

   3,100,000   Montgomery County, Maryland, Commercial Paper,
                 (SPA: Westdeutsche Landesbank) 1.40%, 3/8/02 .......................................   3,100,000
                                                                                                      -----------
                                                                                                        5,520,543
                                                                                                      -----------
               MASSACHUSETTS--4.28%
   3,000,000   Massachusetts State, G.O., Commercial Paper, (LOC: Morgan Guaranty Trust)
                 1.45%, 2/5/02 ......................................................................   3,000,000

   3,000,000   Massachusetts State, G.O., Series D, Commercial Paper,
                 (LOC: Bayerische Landesbank) 1.45%, 1/24/02 ........................................   3,000,000

   1,000,000   Massachusetts State, G.O., Series G, Commercial Paper,
                 (LOC: Morgan Guaranty Trust) 1.40%, 1/11/02 ........................................   1,000,000
                                                                                                      -----------
                                                                                                        7,000,000
                                                                                                      -----------
               MICHIGAN--8.55%
   5,000,000   Grand Rapids, Michigan, Water Supply Revenue, (FGIC Insured),
                 (LOC: Societe Generale), Floating Rate Weekly Demand Note,1 1.45%, 1/1/20 ..........   5,000,000

   3,200,000   Michigan State, University Revenue, Series A-2, (SPA: Dexia Credit Local),
                 Floating Rate Weekly Demand Note,1 1.40%, 8/15/22 ..................................   3,200,000

     800,000   Oakland University, Michigan, University Revenues, (FGIC Insured),
                 Floating Rate Weekly Demand Note,1 1.75%, 3/1/31                                         800,000

               University of Michigan, Commercial Paper:
   3,000,000     1.80%, 1/14/02                                                                         3,000,000
   2,000,000     1.35%, 2/12/02                                                                         2,000,000
                                                                                                      -----------
                                                                                                       14,000,000
                                                                                                      -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
               MISSISSIPPI--4.22%
               Jackson County, Mississippi, Pollution Control Revenue, Chevron USA Inc. Project,
                 Floating Rate Daily Demand Note:1
  $2,000,000     1.85%, 12/1/16 ..................................................................... $ 2,000,000
   4,300,000     1.85%, 6/1/23 ......................................................................   4,300,000

     600,000   Perry County, Mississippi, Pollution Control Revenue, Leaf River Forest Project,
                 (LOC: Wachovia Bank), Floating Rate Daily Demand Note,1 1.85%, 3/1/02 ..............     600,000

                                                                                                      -----------
                                                                                                        6,900,000
                                                                                                      -----------
               MISSOURI--1.91%
   1,200,000   Missouri State, Environmental Improvement & Energy Resource Authority,
                 Clean Water, Series A, 5.50%, 6/15/02 ..............................................   1,215,046

   1,905,000   Springfield, Missouri, Public Utilities Revenue, 4.00%, 3/1/02 .......................   1,912,903
                                                                                                      -----------
                                                                                                        3,127,949
                                                                                                      -----------
               NEVADA--4.90%
   5,000,000   Clark County, Nevada, Airport Revenue, Floating Rate Weekly Demand Note,1
                 Series C, (FGIC Insured), (SPA: Westdeutsche Landesbank),
                 1.55%, 7/1/29 ......................................................................   5,000,000

   2,000,000   Las Vegas Valley, Nevada, (LOC: Westdeutsche Landesbank),
                 Commercial Paper, 1.40%, 2/5/02 ....................................................   2,000,000

   1,000,000   Nevada State, Series C, G.O., 6.50%, 5/1/02 ..........................................   1,011,016
                                                                                                      -----------
                                                                                                        8,011,016
                                                                                                      -----------
               NEW HAMPSHIRE--1.03%
   1,650,000   New Hampshire Municipal Bond Bank, Series C, (MBIA Insured), 5.625%, 8/15/02 .........   1,678,676
                                                                                                      -----------
               NEW JERSEY--2.44%
   4,000,000   New Jersey, Tax and Revenue Anticipation Note, Commercial Paper, 1.40%, 3/5/02 .......   4,000,000
                                                                                                      -----------
               NEW MEXICO--0.49%
     300,000   Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co.,
                 Series A, (LOC: Bank of America), Floating Rate
                 Daily Demand Note,1 1.85%, 5/1/29 ..................................................     300,000

     500,000   Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co.,
                 Series B, (LOC: Barclays Bank PLC), Variable Daily Rate,
                 Revenue Bond,1 1.85%, 9/1/24 .......................................................     500,000
                                                                                                      -----------
                                                                                                          800,000
                                                                                                      -----------
               NEW YORK--1.89%
     100,000   New York City, New York, G.O., Series B, (FGIC Insured),
                 Variable Rate Daily Demand Note,1 1.80%, 10/1/20 ...................................     100,000

   3,000,000   New York City, New York, Municipal Water Finance Authority,
                 Water and Sewage System Revenue, Series G, (FGIC Insured), (SPA: FGIC-SPI),
                 Floating Rate Daily Demand Note,1 1.80%, 6/15/24 ...................................   3,000,000

                                                                                                      -----------
                                                                                                        3,100,000
                                                                                                      -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
               NORTH CAROLINA--3.90%
  $1,000,000   Charlotte, North Carolina, Water & Sewer Revenue, G.O., 6.20%, 6/1/14 ................ $ 1,034,997

     550,000   Charlotte, North Carolina, Certificate Participation Note, FY Projects,
                 Series B, 3.50%, 6/1/02 ............................................................     553,042

   4,000,000   Charlotte-Mecklenberg Hospital Authority, North Carolina,
                 Health Care System Revenue, Series D,
                 Floating Rate Weekly Demand Note,1 1.60%, 1/15/26 ..................................   4,000,000

     800,000   North Carolina, Medical Care Community Hospital Revenue, Moses H Cone
                 Memorial Hospital Project, (SPA: Wachovia Bank & Trust),
                 Floating Rate Weekly Demand Note,1 1.55%, 10/1/23 ..................................     800,000
                                                                                                      -----------
                                                                                                        6,388,039
                                                                                                      -----------
               OHIO--2.20%
   1,700,000   Ohio State University, Commercial Paper, 1.70%, 1/4/02 ...............................   1,700,000

   1,390,000   Ohio State, Building Authority, State Correctional Facility, Series A,
                 Revenue Bonds, 5.50%, 4/1/02 .......................................................   1,403,933

     500,000   Ohio State, Highways, Series V, G.O., 4.75%, 5/15/02 .................................     502,738
                                                                                                      -----------
                                                                                                        3,606,671
                                                                                                      -----------
               OKLAHOMA--0.18%
     300,000   Oklahoma State, Industrial Authority Revenue, Integris Baptist Medical Center,
                 Series B, (MBIA Insured), (SPA: Morgan Guaranty Trust),
                 Floating Rate Daily Demand Note,1 1.90%, 8/15/29 ...................................     300,000
                                                                                                      -----------
               PENNSYLVANIA--2.08%
     400,000   Lehigh County, Pennsylvania, Authority Pollution Control Revenue,
                 Allegheny Electric Corp., (LOC: Rabobank Nederland),
                 Floating Rate Demand Note,1 1.80%, 6/1/14 ..........................................     400,000

   3,000,000   Pennsylvania State, Turnpike Revenue, Series U, (SPA: Dexia Credit Local),
                 Floating Rate Weekly Demand Note,1 1.55%, 12/1/19 ..................................   3,000,000
                                                                                                      -----------
                                                                                                        3,400,000
                                                                                                      -----------
               SOUTH CAROLINA--3.93%
   3,000,000   Greenville County, South Carolina, School District, Bond Anticipation Note,
                 Series B, G.O., 3.75%, 4/24/02 .....................................................   3,010,131

   3,415,000   South Carolina State, Series A, G.O., 5.00%, 1/1/02 ..................................   3,415,087
                                                                                                      -----------
                                                                                                        6,425,218
                                                                                                      -----------
               TENNESSEE--5.55%
     950,000   Chattanooga, Tennessee, G.O., 4.00%, 3/1/02 ..........................................     951,123

   3,000,000   Clarksville, Tennessee, Public Building Authority Revenue,
                 (LOC: Bank of America N.A.), Revenue Bond, 1.90%, 7/1/31 ...........................   3,000,000

               Knoxville, Tennessee, Bond Anticipation Note, G.O.:
   3,100,000     3.50%, 6/1/02 ......................................................................   3,113,486
   1,000,000     5.00%, 6/1/02 ......................................................................   1,011,640

   1,000,000   Tennessee State, Series B, G.O., 5.50%, 5/1/02 .......................................   1,007,871
                                                                                                      -----------
                                                                                                        9,084,120
                                                                                                      -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
               TEXAS--14.83%
  $  400,000   Angelina & Neches River Authority, Texas, Industrial Development Corp.,
                 Solid Waste Revenue, Series C, (LOC: Bank of America N.A.),
                 Floating Rate Daily Demand Note,1 1.95%, 5/1/14 .................................... $   400,000

   1,000,000   Angelina & Neches River Authority, Texas, Industrial Development Corp.,
                 Solid Waste Revenue, Series D, (LOC: Bank of America N.A.),
                 Floating Rate Daily Demand Note,1 1.95%, 5/1/14 ....................................   1,000,000

   1,000,000   Angelina & Neches River Authority, Texas, Industrial Development Corp.,
                 Solid Waste Revenue, Westvaco-Teec Inc., Series B, (LOC: Bank of America N.A.),
                 Floating Rate Daily Demand Note,1 1.95%, 5/1/14 ....................................   1,000,000

     500,000   Arlington, Texas, Independent School District, G.O., (PSF Guarantee), 7.75%, 2/15/02 .     502,566

   8,000,000   Brownsville, Texas, Utility System Revenue, Series B, (MBIA Insured),
                 Floating Rate Weekly Demand Note,1 1.60%, 9/1/25 ...................................   8,000,000

   2,497,000   Harris County, Texas, Commercial Paper, (SPA: Harris County), 1.40%, 2/7/02 ..........   2,497,000

     600,000   Lower Neches Valley, Texas, Industrial Development Corp., Exempt Facilities Revenue,
                 ExxonMobil Project, Series A, Floating Rate Daily Demand Note,1 1.85%, 2/1/31 ......     600,000

   3,000,000   North Texas, Toll Authority, Commercial Paper, (LOC: Westdeutsche Landesbank),
                 1.35%, 3/6/02 ......................................................................   3,000,000

     735,000   Plano, Texas, Series A, G.O., 3.00%, 9/1/02 ..........................................     738,543

     900,000   Southwest Higher Education Authority Inc., Southern Methodist University, Project B,
                 (LOC: Landesbank Hessen), Floating Rate Weekly Demand Note,1 1.55%, 10/1/29 ........     900,000

     565,000   Texas State, Small Business Industrial Development Corp.,
                 Industrial Development Revenue, Texas Public Facilities, (LOC: KBC Bank N.V.),
                 Floating Rate Weekly Demand Note,1 1.80%, 7/1/26 ...................................     565,000

   5,000,000   Texas State, Tax & Revenue Anticipation Note, Series A, 3.75%, 8/29/02 ...............   5,063,094
                                                                                                      -----------
                                                                                                       24,266,203
                                                                                                      -----------
               UTAH--0.18%
     300,000   Utah State, Series A, G.O., (SPA: Toronto Dominion Bank),
                 Floating Rate Weekly Demand Note,1 1.55%, 7/1/16 ...................................     300,000
                                                                                                      -----------
               VERMONT--2.89%
   4,735,000   Vermont, Industrial Development Authority, Hydroelectric Revenue,
                 Vermont Public Service Corp., (LOC: Toronto Dominion Bank),
                 Floating Rate Monthly Demand Note,1 1.65%, 12/1/13 .................................   4,735,000
                                                                                                      -----------
               VIRGINIA--0.62%
   1,000,000   Fairfax County, Virginia, Water Authority Revenue,
                 Prerefunded 4/1/02 @ 100, 5.75%, 4/1/29 ............................................   1,010,567
                                                                                                      -----------
               WASHINGTON--1.83%
   1,000,000   King County, Washington, Sewer Revenue, Series B, (LOC: Westdeutsche Landesbank),
                 Floating Rate Weekly Demand Note,1 1.75%, 1/1/32 ...................................   1,000,000

   2,000,000   Snohomish County, Washington, Public Utility District, Generation System,
                 Series A, (FSA Insured), (SPA: Dexia Public Finance Bank),
                 Floating Rate Weekly Demand Note,1 1.55%, 12/1/17 ..................................   2,000,000
                                                                                                      -----------
                                                                                                        3,000,000
                                                                                                      -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


   PRINCIPAL
      AMOUNT   SECURITY                                                                                     VALUE
               WYOMING--1.57%
  $  970,000   Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project B,
                 Floating Rate Demand Note,1 1.80%, 11/1/14 ......................................... $   970,000

   1,300,000   Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project C,
                 Floating Rate Demand Note,1 1.80%, 11/1/14 .........................................   1,300,000

     300,000   Platte County, Wyoming, Pollution Control Revenue, Tri State G&T-B,
                 (LOC: National Rural Utilities), Floating Rate Daily Demand Note,1 2.05%, 7/1/14 ...     300,000
                                                                                                      -----------
                                                                                                        2,570,000
                                                                                                      -----------
Total Investments (Amortized Cost $178,660,566)2 ......................................... 109.16%   $178,660,566

Liabilities in Excess of Other Assets ....................................................  (9.16)    (15,037,543)
                                                                                             -----    -----------
Net Assets ............................................................................... 100.00%   $163,623,023
                                                                                           ======    ============


--------------------------------------------------------------------------------
1 Security payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or other interest rates.
2    Also aggregate cost for federal tax purposes.

The following abbreviations are used in the portfolio description:
AMBAC --American Municipal Bond Assurance Corporation
FGIC  --Financial Guaranty Insurance Company
FGLMC --Federal Government Loan Mortgage Company
FNMA  --Federal National Mortgage Association
FSA   --Financial Security Assurance
GO    --General Obligation
LOC   --Letter of Credit
MBIA  --Municipal Bond Investors Assurance
SPA   --Standby Purchase Agreement

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2001

                                                                                    NY TAX FREE          TAX FREE
                                                                                          MONEY             MONEY
                                                                                           FUND              FUND
                                                                                    -----------          --------
ASSETS
   Investment at amortized cost .................................................. $108,957,652      $178,660,566
   Cash ..........................................................................       97,406           102,795
   Receivable for securities sold ................................................    1,259,295                --
   Interest receivable ...........................................................      589,548           614,965
   Prepaid expenses and other ....................................................        3,070             5,882
                                                                                   ------------      ------------
Total assets .....................................................................  110,906,971       179,384,208
                                                                                   ------------      ------------
 LIABILITIES
   Payable for securities purchased ..............................................    1,000,000        15,490,552
   Payable for capital shares redeemed ...........................................           --            50,767
   Due to advisor ................................................................       73,073            92,911
   Dividend payable ..............................................................       78,486           112,007
   Accrued expenses and other ....................................................       16,505            14,948
                                                                                   ------------      ------------
Total liabilities ................................................................    1,168,064        15,761,185
                                                                                   ------------      ------------
NET ASSETS ....................................................................... $109,738,907      $163,623,023
                                                                                   ============      ============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................................... $109,749,593      $163,653,035
   Expenses in excess of net investment income ...................................         (149)             (149)
   Accumulated net realized loss from investment transactions ....................      (10,537)          (29,863)
                                                                                   ------------      ------------
NET ASSETS ....................................................................... $109,738,907      $163,623,023
                                                                                   ============      ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ........................................  109,773,578       163,655,904
                                                                                   ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

   (net assets divided by shares outstanding) .................................... $       1.00      $       1.00
                                                                                   ============      ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS 1

                                                                                               FOR THE YEAR ENDED
                                                                                                DECEMBER 31, 2001
                                                                                   NY TAX FREE           TAX FREE
                                                                                         MONEY              MONEY
                                                                                          FUND               FUND
                                                                                    ----------         ----------
INVESTMENT INCOME
   Income allocated from Portfolio:
     Interest income 2 ............................................................ $1,224,804         $2,106,812
     Expense 3 ....................................................................    (75,081)          (122,880)
                                                                                    ----------         ----------
   Total income allocated from Portfolio, net .....................................  1,149,723          1,983,932
   Interest .......................................................................  1,820,345          2,716,397
                                                                                    ----------         ----------
Total investment income ...........................................................  2,970,068          4,700,329
                                                                                    ----------         ----------
EXPENSES
   Administration and services fees ...............................................    675,738            976,939
   Advisory fees ..................................................................    118,474            160,942
   Professional fees ..............................................................     18,277             34,834
   Trustees fees ..................................................................     12,252             10,261
   Printing and shareholder reports ...............................................      5,596              6,530
   Registration fees ..............................................................      3,873                 --
   Miscellaneous ..................................................................      3,450             20,698
                                                                                    ----------         ----------
Total expenses ....................................................................    837,660          1,210,204
Less: fee waivers and/or expense reimbursements ...................................    (40,005)           (68,216)
                                                                                    ----------         ----------
Net expenses ......................................................................    797,655          1,141,988
                                                                                    ----------         ----------
NET INVESTMENT INCOME .............................................................  2,172,413          3,558,341
                                                                                    ----------         ----------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain from investment transactions .................................      3,942              7,994
   Net realized gain from investment transactions
     allocated from the Portfolio 4 ...............................................         --             29,487
                                                                                    ----------         ----------
NET REALIZED GAIN ON INVESTMENTS ..................................................      3,942             37,481
                                                                                    ----------         ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................ $2,176,355         $3,595,822
                                                                                    ==========         ==========

--------------------------------------------------------------------------------
1 On April 27, 2001, NY Tax Free Money Portfolio and Tax Free Money Portfolio closed. The Statements of Operations includes the Funds' information as stand-alone and feeder funds for their respective periods (see Note 1 in the Notes to Financial Statements). Expenses in Statements of Operations represent those incurred as a stand-alone fund.
2 Allocated from NY Tax Free Money Portfolio and Tax Free Money Portfolio, respectively.
3 For the period January 1, 2001 to April 27, 2001 the NY Tax Free Money Portfolio and Tax Free Money Portfolio waived fees in the amount of $15,933 and $5,738, respectively, which was allocated to the Funds.
4    Allocated from Tax Free Money Portfolio.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 1

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                  2001              2000                 2001                2000
                                                  NY TAX-FREE MONEY FUND                      TAX-FREE MONEY FUND
                                                  ----------------------                      -------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS
   Net investment income ...............  $  2,172,413     $   2,785,178      $     3,558,341     $     5,123,198
   Net realized gain (loss) from
     investment transactions ...........         3,942            (4,957)              37,481              (6,220)
                                          ------------     -------------      ---------------     ---------------
Net increase in net assets
   from operations .....................     2,176,355         2,780,221            3,595,822           5,116,978
                                          ------------     -------------      ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............    (2,172,562)       (2,785,178)          (3,558,490)         (5,123,198)
                                          ------------     -------------      ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value
   of $1.00 per share)
   Proceeds from sales
     of shares .........................   427,165,533       417,918,834          980,860,365       1,146,852,395
   Dividend reinvestments ..............       712,631           635,697              872,664             728,785
   Cost of shares redeemed .............  (404,631,886)     (405,927,566)      (1,040,599,985)     (1,053,602,229)
                                          ------------     -------------      ---------------     ---------------
Net increase (decrease) in net
   assets from capital share
   transactions ........................    23,246,278        12,626,965          (58,866,956)         93,978,951
                                          ------------     -------------      ---------------     ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS .......................    23,250,071        12,622,008          (58,829,624)         93,972,731
NET ASSETS
   Beginning of year ...................    86,488,836        73,866,828          222,452,647         128,479,916
                                          ------------     -------------      ---------------     ---------------
   End of year .........................  $109,738,907     $  86,488,836      $   163,623,023     $   222,452,647
                                          ============     =============      ===============     ===============

--------------------------------------------------------------------------------
1 On April 27, 2001, NY Tax Free Money Portfolio and Tax Free Money Portfolio closed. The Statements of Changes in Net Assets includes the Funds' information as stand-alone and feeder funds for their respective periods (see Note 1 in the Notes to Financial Statements).


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 1

 NY TAX FREE MONEY FUND

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                      2001         2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................. $   1.00      $  1.00       $  1.00       $  1.00      $  1.00
                                                     --------      -------       -------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................     0.02         0.03          0.02          0.03         0.03
   Net realized gain (loss) from
     investment transactions .......................     0.00 1      (0.00)2        0.00 2       (0.00)2      (0.00)2
                                                     --------      -------       -------       -------      -------
Total from investment operations ...................     0.02         0.03          0.02          0.03         0.03
                                                     --------      -------       -------       -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................    (0.02)       (0.03)        (0.02)        (0.03)       (0.03)
                                                     --------      -------       -------       -------      -------
NET ASSET VALUE, END OF YEAR ....................... $   1.00      $  1.00       $  1.00       $  1.00      $  1.00
                                                     ========      =======       =======       =======      =======
TOTAL INVESTMENT RETURN ............................     1.89%        3.23%         2.41%         2.66%        2.86%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) .......... $109,739      $86,489       $73,867       $77,839      $85,364
   Ratios to average net assets:
     Net investment income .........................     1.86%        3.19%         2.37%         2.63%        2.83%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the NY Tax Free Money Portfolio ..........     0.75%3       0.75%         0.75%         0.75%        0.75%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the NY Tax Free Money Portfolio ..........     0.80%3       0.86%         0.84%         0.85%        0.81%

--------------------------------------------------------------------------------
1 On April 27, 2001, NY Tax Free Money Portfolio and Tax Free Money Portfolio closed. The Financial Highlights includes the Funds' information as stand-alone and feeder funds for their respective periods (see Note 1 in the Notes to Financial Statements).
2    Less than $0.01 per share.
3 The actual expense ratios incurred by the Portfolio for the period January 1, 2001 through April 26, 2001 were 0.20% after waivers and 0.24% before waivers.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 1

 TAX FREE MONEY FUND

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998         1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................. $   1.00     $   1.00      $   1.00      $   1.00     $   1.00
                                                     --------      -------       -------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................     0.02         0.03          0.02          0.03         0.03
   Net realized gain (loss) from
     investment transactions .......................     0.00 1      (0.00)2       (0.00)2        0.00 2      (0.00)2
                                                     --------      -------       -------       -------      -------
Total from investment operations ...................     0.02         0.03          0.02          0.03         0.03
                                                     --------      -------       -------       -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................    (0.02)       (0.03)        (0.02)        (0.03)       (0.03)
                                                     --------      -------       -------       -------      -------
NET ASSET VALUE, END OF YEAR ....................... $   1.00      $  1.00       $  1.00       $  1.00      $  1.00
                                                     ========      =======       =======       =======      =======
TOTAL INVESTMENT RETURN ............................     2.08%        3.35%         2.54%         2.75%        2.94%
SUPPLEMENTAL DATA AND RATIOS:

   Net assets, end of year (000s omitted) .......... $163,623     $222,453      $128,480      $201,094     $150,483
   Ratios to average net assets:
     Net investment income .........................     2.11%        3.30%         2.50%         2.71%        2.90%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Tax Free Money Portfolio ............     0.75%3       0.75%         0.75%         0.75%        0.75%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Tax Free Money Portfolio ............     0.79%3       0.82%         0.80%         0.83%        0.80%

--------------------------------------------------------------------------------
1 On April 27, 2001, NY Tax Free Money Portfolio and Tax Free Money Portfolio closed. The Financial Highlights includes the Funds' information as stand-alone and feeder funds for their respective periods (see Note 1 in the Notes to Financial Statements).
2    Less than $0.01 per share.
3 The actual expense ratios incurred by the Portfolio for the period January 1, 2001 through April 26, 2001 were 0.20% after waivers and 0.21% before waivers.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a 'Fund', and collectively, the 'Funds') are two of the funds the Company offers to investors.

New York Tax Free Money Fund Investment seeks a high level of current income exempt from federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. The Fund concentrates its investments in municipal bonds and notes from the State of New York or governmental issuers in other locales, such as Puerto Rico, whose interest payments are exempt from New York State and City income taxes. Tax Free Money Fund Investment seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. Details concerning each Fund's investment objective and policies and the risk factors associated with each Fund's investments are described in the Prospectus and Statement of Additional Information.

On March 26, 2001, the Board of Trustees approved the dissolution of the NY Tax Free Money Portfolio and the Tax Free Money Portfolio (the 'Portfolios'). Until April 27, 2001, NY Tax Free Money Fund Investment and Tax Free Money Fund Investment invested all of their investable assets in the NY Tax Free Money Portfolio and the Tax Free Money Portfolio (each a 'Portfolio', collectively, the 'Portfolios'), respectively. Each Portfolio had the same investment objective and policies as its corresponding Fund. The Portfolios were organized as New York Trusts and registered as investment companies under the Act. On April 27, 2001, NY Tax Free Money Fund Investment and Tax Free Money Fund Investment withdrew their assets in-kind from their respective Portfolios and began operations as stand-alone funds.

B. VALUATION OF SECURITIES
The Funds value their investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
Each Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
Each Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

H. OTHER
The accounting policies of the Portfolios, when the Funds were invested in the Portfolios from January 1, 2001 through April 27, 2001, were the same as the Fund's policies.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Funds. Each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to each Fund under the same fee structure.

Investment Company Capital Corp. (ICCC), an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Fund's Administrator. Each Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.60%. Prior to July 1, 2001, Bankers Trust served as the administrator to each Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of each Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.75% of the average daily net assets of each Fund.

Certain officers and directors of the Funds are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities.

NOTE 3--LINE OF CREDIT AGREEMENT
Each Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. Neither Fund borrowed during the period.

NOTE 4--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for dividends payable.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

New York Tax Free Money--Investment
     Tax exempt income                       $2,172,562

Tax Free Money--Investment
     Tax exempt income                       $3,558,490

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

New York Tax Free Money--Investment
     Capital loss carryovers                   $(10,537)

Tax Free Money--Investment
     Capital loss carryovers                   $(29,863)

At December 31, 2001, the New York Tax Free Money Fund--Investment had capital loss carryovers available as a reduction against future net realized capital gains that consisted of $10,537, of which $618 expires in 2003, $2,716 expires in 2004, $1,774 expires in 2005, $472 expires in 2006, and $4,957 expires in 2008.

At December 31, 2001, the Tax Free Money Fund--Investment had capital loss carryovers available as a reduction against future net realized capital gains that consisted of $29,863, of which $5,981 expires in 2004, $5,713 expires in 2005, $5,453 expires in 2007, and $12,716 expires in 2008.

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Investment Funds and
Shareholders of NY Tax Free Money Fund and
Tax Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund and Tax Free Money Fund (two of the Funds comprising BT Investment Funds, hereafter referred to as the 'Funds') at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of ordinary distributions made during the fiscal year ended December 31, 2001, the following Fund's distributions included tax-exempt income:

NY Tax Free Money Fund                       $2,172,562
Tax Free Money Fund                          $3,558,490


--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


   NAME, BIRTH DATE AND
   POSITION WITH EACH TRUST AND
   THE PORTFOLIO 1

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY TRUSTEE 2


  INDEPENDENT TRUSTEES

Charles P. Biggar
October 13, 1930
Trustee BT Investment Funds since 1999; BT Institutional Funds since 1990; and International Equity Portfolio since 1991.

Retired (since 1987); formerly Vice President, International Business Machines ('IBM') (1975 to 1978) and President, National Services and the Field Engineering Divisions of IBM (1976 to 1987).

27



S. Leland Dill
March 28, 1930
Trustee BT Investment Funds since 1986; BT Institutional Funds since 1999; and International Equity Portfolio since 1991.

Trustee, Phoenix Zweig Series Trust (since September 1989); Trustee, Phoenix Euclid Market Neutral Fund (since May 1998); Retired (since 1986); formerly Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (June 1989 to May 1992); Director, Coutts (USA) International (January 1992-March 2000); Director, Coutts Trust Holdings Ltd., Director, Coutts Group (March 1991 to March 1999); General Partner, Pemco (June 1979 to June 1986).

27



Martin J. Gruber
July 15, 1937
Trustee BT Investment Funds since 1999; BT Institutional Funds since 1999; and International Equity Portfolio since 1999.

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF (since 2000); Director, S.G. Cowen Mutual Funds (since 1985); Director, Japan Equity Fund, Inc. (since 1992); Director, Thai Capital Fund, Inc. (since 2000); Director, Singapore Fund, Inc. (since
2000).

27

Richard J. Herring
February 18, 1946
Trustee BT Investment Funds since 1999; BT Institutional Funds since 1990; and International Equity Portfolio since 1999.

Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972); Director, Lauder Institute of International Management Studies (since 2000); Co-Director, Wharton Financial Institutions Center (since 2000).

27



Bruce E. Langton
May 10, 1931
Trustee BT Investment Funds since 1999; BT Institutional Funds since 1990; and International Equity Portfolio since 1999.

Formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to 2001); Member, Investment Committee, Unilever US Pension and Thrift Plans (1989 to 2001)3; Retired (since 1987); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000).

27



Philip Saunders, Jr.
October 11, 1935
Trustee BT Investment Funds since 1986; BT Institutional Funds since 1999; and International Equity Portfolio since 1991.

Principal, Philip Saunders Associates (Economic and Financial Consulting) (since
1998); former Director, Financial Industry Consulting, Wolf & Company (1987 to
1988); President, John Hancock Home Mortgage Corporation (1984 to 1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982 to 1986).

27



Harry Van Benschoten
February 18, 1928
Trustee BT Investment Funds since 1999; BT Institutional Funds since 1999; and International Equity Portfolio since 1999.

Retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director, Canada Life Insurance Corporation of New York (since
1987).

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


   NAME, BIRTH DATE AND
   POSITION WITH EACH TRUST AND
   THE PORTFOLIO 1

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY TRUSTEE 2

  INTERESTED TRUSTEES

Richard T. Hale 4
July 17, 1945
Trustee BT Investment Funds since 1999; BT Institutional Funds since 1999; and International Equity Portfolio since 1999.

Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC) (June 1999 to present); Deutsche Asset Management-Americas (June 1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (April 1996 to present). Director/Trustee and President, Deutsche Asset Management Mutual Funds (1989 to present); Director, Deutsche Global Funds, Ltd. (January 2000 to present); Director, CABEI Fund (June 2000 to present); Director, North American Income Fund (September 2000 to present); Vice President, Deutsche Asset Management, Inc. (September 2000 to present). Chartered Financial Analyst. Formerly, Director, ISI Family of Funds.

27




   NAME, BIRTH DATE AND
   POSITION WITH EACH TRUST AND
   THE PORTFOLIO 1

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS


  OFFICERS

Daniel O. Hirsch
March 27, 1954
Vice President/Secretary

Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel, United States Securities and Exchange Commission, (1993 to 1998).



Charles A. Rizzo
August 5, 1957
Treasurer

Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant; Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (Deutsche Banc Alex. Brown Inc.), 1998 to 1999; Senior Manager, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers
LLP), 1993 to 1998.



Amy Olmert
May 14, 1963
Assistant Treasurer

Director, Deutsche Asset Management (formerly BT Alex. Brown Inc.) ;(January 1999 to present); Certified Public Accountant (1989 to present). Formerly, Vice President, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager (1992 to 1997), Coopers & Lybrand L.L.P.
(PricewaterhouseCoopers LLP), (1988 to 1992).

--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Director and Officer is One South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Funds in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4    Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Hale is also Executive Vice President of ICCD, the Fund's principal underwriter.

The Fund's Statement of Additional Information includes additional information about Fund directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Funds.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


NY Tax Free Money Fund Investment                          CUSIP #055922207
Tax Free Money Fund Investment                            CUSIP #055922306
                                                          NYTXMFREEANN (12/01)
                                                          Printed 2/02
Distributed by:
ICC Distributors, Inc.